Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000197832 | Transamerica S&P 500 Index VPFR_89356L494
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000197832 | Transamerica Short-Term BondFR_893961292
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000197832 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000197832 | Transamerica MSCI EAFE Index VPFR_89356L486
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000197832 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	45.30%
C000197832 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	40.00%
C000197832 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000197832 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000021467 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021467 | Uniform Mortgage-Backed Security, TBAFR_01F020679
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021467 | U.S. Treasury BillsFR_912797KK2_0.010000_2024-09-12
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021467 | Uniform Mortgage-Backed Security, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021467 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021467 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021467 | U.S. Treasury NotesFR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021467 | U.S. Treasury NotesFR_91282CKC4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021467 | U.S. Treasury BondsFR_912810TS7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021467 | U.S. Treasury NotesFR_91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021467 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000021467 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000021467 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000021467 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021467 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021467 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021467 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021467 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021468 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021468 | Uniform Mortgage-Backed Security, TBAFR_01F020679
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021468 | U.S. Treasury BillsFR_912797KK2_0.010000_2024-09-12
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021468 | Uniform Mortgage-Backed Security, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021468 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021468 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021468 | U.S. Treasury NotesFR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021468 | U.S. Treasury NotesFR_91282CKC4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021468 | U.S. Treasury BondsFR_912810TS7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021468 | U.S. Treasury NotesFR_91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021468 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	43.80%
C000021468 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000021468 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000021468 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000021468 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021468 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021468 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021468 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021437 | U.S. Treasury NotesFR_912828P46
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F042673
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021437 | U.S. Treasury NotesFR_91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021437 | Uniform Mortgage-Backed Security, TBAFR_01F040677
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021437 | GTA Funding LLCFR_40060WHK1_0.000000_2024-08-19
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021437 | U.S. Treasury BillsFR_912797KL0_0.010000_2024-09-19
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021437 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000021437 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000021437 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021437 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021437 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000021437 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021437 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021437 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F052672
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021438 | U.S. Treasury NotesFR_912828P46
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F042673
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021438 | U.S. Treasury NotesFR_91282CCB5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021438 | Uniform Mortgage-Backed Security, TBAFR_01F040677
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021438 | GTA Funding LLCFR_40060WHK1_0.000000_2024-08-19
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021438 | U.S. Treasury BillsFR_912797KL0_0.010000_2024-09-19
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021438 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000021438 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000021438 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000021438 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021438 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000021438 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021438 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021438 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000021463 | VZ Secured Financing BVFR_91845AAA3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021463 | ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%FR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021463 | CrownRock LP/CrownRock Finance, Inc.FR_228701AF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021463 | Constellium SEFR_210383AG0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021463 | Crown Americas LLC/Crown Americas Capital Corp. VIFR_228187AB6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021463 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021463 | Herc Holdings, Inc.FR_42704LAA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021463 | Station Casinos LLCFR_857691AG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021463 | Novelis Corp.FR_670001AE6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021463 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021463 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000021463 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021463 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021463 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021463 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021464 | VZ Secured Financing BVFR_91845AAA3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021464 | ILFC E-Capital Trust I, 3-Month Term SOFR + 1.81%FR_44965TAA5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021464 | CrownRock LP/CrownRock Finance, Inc.FR_228701AF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021464 | Constellium SEFR_210383AG0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021464 | Crown Americas LLC/Crown Americas Capital Corp. VIFR_228187AB6
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021464 | Smyrna Ready Mix Concrete LLCFR_83283WAE3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021464 | Herc Holdings, Inc.FR_42704LAA2
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021464 | Station Casinos LLCFR_857691AG4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021464 | Novelis Corp.FR_670001AE6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021464 | Allied Universal Holdco LLCFR_019576AD9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000021464 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	95.60%
C000021464 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021464 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021464 | AssetLoan Assignments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021464 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021461 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021461 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021461 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021461 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021461 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021461 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021461 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021461 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021461 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021461 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021461 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021461 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021461 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000021462 | Colgate-Palmolive Co.FR_194162103
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021462 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021462 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021462 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021462 | MetLife, Inc.FR_59156R108
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021462 | Republic Services, Inc.FR_760759100
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021462 | CME Group, Inc.FR_12572Q105
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021462 | Taiwan Semiconductor Manufacturing Co. Ltd., ADRFR_874039100
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021462 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021462 | Gilead Sciences, Inc.FR_375558103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021462 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021462 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021462 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000021497 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021497 | Federal Home Loan BanksFR_3130A4CH3
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021497 | U.S. Treasury NotesFR_91282CDK4
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021497 | Uniform Mortgage-Backed SecurityFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021497 | Federal Farm Credit Banks Funding Corp.FR_3133EKS64
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021497 | U.S. Treasury NotesFR_91282CEC1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021497 | Federal National Mortgage AssociationFR_3135G05Q2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021497 | U.S. Treasury NotesFR_91282CKU4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021497 | Tennessee Valley AuthorityFR_880591EU2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021497 | U.S. Treasury NotesFR_91282CEE7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021497 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021497 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000021497 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021497 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000021497 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021497 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021497 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021498 | U.S. Treasury BondsFR_912810TF5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021498 | Federal Home Loan BanksFR_3130A4CH3
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021498 | U.S. Treasury NotesFR_91282CDK4
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021498 | Uniform Mortgage-Backed SecurityFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021498 | Federal Farm Credit Banks Funding Corp.FR_3133EKS64
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021498 | U.S. Treasury NotesFR_91282CEC1
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021498 | Federal National Mortgage AssociationFR_3135G05Q2
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021498 | U.S. Treasury NotesFR_91282CKU4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021498 | Tennessee Valley AuthorityFR_880591EU2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021498 | U.S. Treasury NotesFR_91282CEE7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021498 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000021498 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	55.30%
C000021498 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021498 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000021498 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021498 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021498 | AssetMunicipal Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021493 | U.S. Treasury BillsFR_912797KN6_0.010000_2024-07-09
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021493 | U.S. Treasury Floating Rate NotesFR_91282CHS3_5.430203_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021493 | U.S. Treasury BillsFR_912797JS7_0.010000_2024-07-18
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021493 | U.S. Treasury Floating Rate NotesFR_91282CGF2_5.505203_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021493 | U.S. Treasury BillsFR_912797JT5_0.010000_2024-07-25
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021493 | U.S. Treasury BillsFR_912797LF2_0.010000_2024-12-05
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021493 | U.S. Treasury BillsFR_912797HE0_0.010000_2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021493 | U.S. Treasury BillsFR_912796Y52_0.010000_2024-07-05
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021493 | U.S. Treasury BillsFR_912797HP5_0.010000_2024-11-29
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021493 | Federal Farm Credit Discount NotesFR_313313AS7_0.010000_2025-01-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021493 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021493 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021493 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000021493 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000021493 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000021494 | U.S. Treasury BillsFR_912797KN6_0.010000_2024-07-09
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021494 | U.S. Treasury Floating Rate NotesFR_91282CHS3_5.430203_2025-07-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021494 | U.S. Treasury BillsFR_912797JS7_0.010000_2024-07-18
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021494 | U.S. Treasury Floating Rate NotesFR_91282CGF2_5.505203_2025-01-31
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021494 | U.S. Treasury BillsFR_912797JT5_0.010000_2024-07-25
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021494 | U.S. Treasury BillsFR_912797LF2_0.010000_2024-12-05
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021494 | U.S. Treasury BillsFR_912797HE0_0.010000_2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021494 | U.S. Treasury BillsFR_912796Y52_0.010000_2024-07-05
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021494 | U.S. Treasury BillsFR_912797HP5_0.010000_2024-11-29
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021494 | Federal Farm Credit Discount NotesFR_313313AS7_0.010000_2025-01-17
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021494 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021494 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021494 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000021494 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000021494 | AssetShort-Term U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000099459 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000099459 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000099459 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000099459 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000099459 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000099459 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099459 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099459 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099459 | iShares MSCI Eurozone ETFFR_464286608
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000099459 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099459 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000099459 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000099459 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000099459 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000099459 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099459 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099460 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000099460 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000099460 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000099460 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000099460 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000099460 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099460 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099460 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099460 | iShares MSCI Eurozone ETFFR_464286608
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000099460 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000099460 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000099460 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.50%
C000099460 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000099460 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.70%)
C000099460 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099460 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099461 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000099461 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000099461 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099461 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000099461 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000099461 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099461 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000099461 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099461 | iShares MSCI Eurozone ETFFR_464286608
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099461 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099461 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000099461 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000099461 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000099461 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000099461 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099461 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099462 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000099462 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	46.80%
C000099462 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099462 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000099462 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000099462 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099462 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000099462 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000099462 | iShares MSCI Eurozone ETFFR_464286608
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099462 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099462 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000099462 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000099462 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000099462 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C000099462 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099462 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000099463 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000099463 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000099463 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000099463 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099463 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099463 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099463 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099463 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000099463 | iShares MSCI Eurozone ETFFR_464286608
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099463 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000099463 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000099463 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000099463 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000099463 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000099463 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000099463 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000099464 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000099464 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000099464 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000099464 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000099464 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099464 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099464 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099464 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000099464 | iShares MSCI Eurozone ETFFR_464286608
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099464 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000099464 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000099464 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000099464 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000099464 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(3.90%)
C000099464 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000099464 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112676 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000112676 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000112676 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000112676 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000112676 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000112676 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112676 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000112676 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000112676 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.30%
C000112676 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000112676 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000112676 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112676 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112676 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112678 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000112678 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000112678 | iShares 7-10 Year Treasury Bond ETFFR_464287440
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000112678 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000112678 | iShares U.S. Treasury Bond ETFFR_46429B267
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000112678 | iShares iBoxx $ Investment Grade Corporate Bond ETFFR_464287242
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000112678 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000112678 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112678 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.40%
C000112678 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000112678 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000112678 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000112678 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000167274 | iShares MSCI EAFE Min Vol Factor ETFFR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000167274 | iShares MSCI USA Momentum Factor ETFFR_46432F396
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000167274 | iShares MSCI USA Quality Factor ETFFR_46432F339
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000167274 | iShares MSCI USA Min Vol Factor ETFFR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000167274 | iShares MSCI USA Value Factor ETFFR_46432F388
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000167274 | iShares MSCI USA Size Factor ETFFR_46432F370
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000167274 | iShares MSCI Emerging Markets Min Vol Factor ETFFR_464286533
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000167274 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	75.10%
C000167274 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000167274 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(14.80%)
C000167274 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000167274 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021485 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000021485 | iShares MSCI EAFE Min Vol Factor ETFFR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021485 | iShares MSCI USA Momentum Factor ETFFR_46432F396
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021485 | iShares MSCI USA Quality Factor ETFFR_46432F339
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021485 | iShares MSCI USA Min Vol Factor ETFFR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021485 | iShares MSCI USA Value Factor ETFFR_46432F388
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021485 | iShares MSCI USA Size Factor ETFFR_46432F370
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021485 | iShares MSCI Emerging Markets Min Vol Factor ETFFR_464286533
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021485 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021485 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000021485 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000021485 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021485 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000021485 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000021486 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000021486 | iShares MSCI EAFE Min Vol Factor ETFFR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021486 | iShares MSCI USA Momentum Factor ETFFR_46432F396
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000021486 | iShares MSCI USA Quality Factor ETFFR_46432F339
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021486 | iShares MSCI USA Min Vol Factor ETFFR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021486 | iShares MSCI USA Value Factor ETFFR_46432F388
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021486 | iShares MSCI USA Size Factor ETFFR_46432F370
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000021486 | iShares MSCI Emerging Markets Min Vol Factor ETFFR_464286533
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021486 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000021486 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	31.10%
C000021486 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C000021486 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000021486 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.30%)
C000021486 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000167272 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000167272 | iShares MSCI EAFE Min Vol Factor ETFFR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000167272 | iShares MSCI USA Momentum Factor ETFFR_46432F396
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000167272 | iShares MSCI USA Quality Factor ETFFR_46432F339
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000167272 | iShares MSCI USA Min Vol Factor ETFFR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000167272 | iShares MSCI USA Value Factor ETFFR_46432F388
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000167272 | iShares MSCI USA Size Factor ETFFR_46432F370
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000167272 | iShares MSCI Emerging Markets Min Vol Factor ETFFR_464286533
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167272 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000167272 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	49.30%
C000167272 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000167272 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000167272 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000167273 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000167273 | iShares MSCI EAFE Min Vol Factor ETFFR_46429B689
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000167273 | iShares MSCI USA Momentum Factor ETFFR_46432F396
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000167273 | iShares MSCI USA Quality Factor ETFFR_46432F339
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000167273 | iShares MSCI USA Min Vol Factor ETFFR_46429B697
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000167273 | iShares MSCI USA Value Factor ETFFR_46432F388
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000167273 | iShares MSCI USA Size Factor ETFFR_46432F370
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000167273 | iShares MSCI Emerging Markets Min Vol Factor ETFFR_464286533
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000167273 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000167273 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000167273 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000167273 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C000167273 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000074412 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000074412 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000074412 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000074412 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074412 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000074412 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000074412 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000074412 | iShares Broad USD High Yield Corporate Bond ETFFR_46435U853
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074412 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074412 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074412 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000074412 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000074412 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000074412 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000074412 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074412 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074411 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000074411 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000074411 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000074411 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074411 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000074411 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000074411 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000074411 | iShares Broad USD High Yield Corporate Bond ETFFR_46435U853
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074411 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074411 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074411 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000074411 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000074411 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000074411 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(4.60%)
C000074411 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000074411 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074416 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000074416 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000074416 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074416 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074416 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000074416 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000074416 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000074416 | iShares Broad USD High Yield Corporate Bond ETFFR_46435U853
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074416 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074416 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074416 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000074416 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000074416 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000074416 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
C000074416 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000074416 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074415 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C000074415 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000074415 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000074415 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000074415 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000074415 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000074415 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000074415 | iShares Broad USD High Yield Corporate Bond ETFFR_46435U853
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074415 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074415 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074415 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000074415 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000074415 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000074415 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(20.00%)
C000074415 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000074415 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074414 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074414 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000074414 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000074414 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000074414 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000074414 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074414 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000074414 | iShares Broad USD High Yield Corporate Bond ETFFR_46435U853
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074414 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074414 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074414 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000074414 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000074414 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000074414 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
C000074414 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000074414 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074413 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074413 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000074413 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000074413 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000074413 | iShares Short Treasury Bond ETFFR_464288679
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000074413 | iShares Broad USD Investment Grade Corporate Bond ETFFR_464288620
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000074413 | iShares Core S&P Total U.S. Stock Market ETFFR_464287150
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000074413 | iShares Broad USD High Yield Corporate Bond ETFFR_46435U853
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074413 | iShares MSCI Emerging Markets ETFFR_464287234
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074413 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000074413 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000074413 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000074413 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000074413 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(7.50%)
C000074413 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000074413 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021441 | Equinix, Inc., REITFR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021441 | Prologis, Inc., REITFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021441 | Welltower, Inc., REITFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021441 | AvalonBay Communities, Inc., REITFR_053484101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021441 | Extra Space Storage, Inc., REITFR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021441 | VICI Properties, Inc., REITFR_925652109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021441 | Mid-America Apartment Communities, Inc., REITFR_59522J103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021441 | Mitsubishi Estate Co. Ltd.FR_659672000
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021441 | Agree Realty Corp., REITFR_008492100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021441 | Link. REITFR_B0PB4M906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021441 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021441 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021441 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000021442 | Equinix, Inc., REITFR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021442 | Prologis, Inc., REITFR_74340W103
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021442 | Welltower, Inc., REITFR_95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021442 | AvalonBay Communities, Inc., REITFR_053484101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000021442 | Extra Space Storage, Inc., REITFR_30225T102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021442 | VICI Properties, Inc., REITFR_925652109
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021442 | Mid-America Apartment Communities, Inc., REITFR_59522J103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021442 | Mitsubishi Estate Co. Ltd.FR_659672000
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021442 | Agree Realty Corp., REITFR_008492100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021442 | Link. REITFR_B0PB4M906
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021442 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021442 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021442 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000076203 | Transamerica Short-Term BondFR_893961292
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000076203 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000076203 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076203 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000076203 | Transamerica Aegon Core Bond VPFR_89360C688
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076203 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076203 | Transamerica International Focus VPFR_89360C555
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000076203 | Transamerica TSW International Equity VPFR_89360C159
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000076203 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000076203 | Transamerica Morgan Stanley Capital Growth VPFR_89360C621
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076203 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000076203 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000076203 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000076203 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076203 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076203 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076203 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076204 | Transamerica Short-Term BondFR_893961292
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000076204 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000076204 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000076204 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000076204 | Transamerica Aegon Core Bond VPFR_89360C688
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076204 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000076204 | Transamerica International Focus VPFR_89360C555
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000076204 | Transamerica TSW International Equity VPFR_89360C159
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000076204 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000076204 | Transamerica Morgan Stanley Capital Growth VPFR_89360C621
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076204 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000076204 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000076204 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000076204 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076204 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076204 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076204 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000217588 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000217588 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000217588 | Transamerica BondFR_893961334
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000217588 | Transamerica WMC US Growth VP, Initial ClassFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000217588 | Transamerica International StockFR_89360T293
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000217588 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000217588 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000217588 | Transamerica Emerging Markets OpportunitiesFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000217588 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000217588 | Transamerica Aegon Sustainable Equity Income VP, Initial ClassFR_89360C860
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217588 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000217588 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000217588 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000217588 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000062365 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000062365 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000062365 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000062365 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000062365 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000062365 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000062365 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000062365 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000062365 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062365 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000062365 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000062365 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000062365 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000062365 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000062365 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000062365 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000062366 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000062366 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000062366 | iShares Russell 2000 ETFFR_464287655
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000062366 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000062366 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000062366 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000062366 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000062366 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000062366 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000062366 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000062366 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000062366 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000062366 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000062366 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(6.10%)
C000062366 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000062366 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000080975 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000080975 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000080975 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080975 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080975 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080975 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000080975 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000080975 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000080975 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000080975 | Schwab U.S. Aggregate Bond ETFFR_808524839
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000080975 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000080975 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000080975 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000080975 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
C000080975 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000080975 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000080976 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000080976 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000080976 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080976 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080976 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000080976 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000080976 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000080976 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000080976 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000080976 | Schwab U.S. Aggregate Bond ETFFR_808524839
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000080976 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000080976 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	63.40%
C000080976 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000080976 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(9.00%)
C000080976 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000080976 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000062367 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000062367 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000062367 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062367 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062367 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000062367 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000062367 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000062367 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000062367 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000062367 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062367 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000062367 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000062367 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000062367 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000062367 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062367 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000062368 | iShares Core U.S. Aggregate Bond ETFFR_464287226
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000062368 | iShares Core S&P 500 ETFFR_464287200
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000062368 | iShares MSCI EAFE ETFFR_464287465
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000062368 | iShares Core MSCI EAFE ETFFR_46432F842
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062368 | iShares Core MSCI Emerging Markets ETFFR_46434G103
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000062368 | Vanguard Total Bond Market ETFFR_921937835
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000062368 | Vanguard S&P 500 ETFFR_922908363
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000062368 | Vanguard Intermediate-Term Corporate Bond ETFFR_92206C870
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000062368 | SPDR S&P 500 ETF TrustFR_78462F103
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000062368 | Vanguard FTSE Developed Markets ETFFR_921943858
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062368 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	54.50%
C000062368 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000062368 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000062368 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(5.40%)
C000062368 | IndustryOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062368 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000193819 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000193819 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000193819 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000193819 | Hartford Financial Services Group, Inc.FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000193819 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193819 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000193819 | AbbVie, Inc.FR_00287Y109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193819 | BlackRock, Inc.FR_09247X101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000193819 | ConocoPhillipsFR_20825C104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193819 | Parker-Hannifin Corp.FR_701094104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000193819 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000193819 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000021481 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021481 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021481 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021481 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021481 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021481 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021481 | Sanofi SAFR_567173901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021481 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021481 | Wolters Kluwer NVFR_567151907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021481 | Atlas Copco ABFR_BLDBN4902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021481 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000021481 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000021481 | France
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000021481 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000021481 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021481 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021481 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021481 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021481 | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021481 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021481 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021481 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000021482 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021482 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021482 | ITOCHU Corp.FR_646780007
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021482 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021482 | Tokyo Electron Ltd.FR_689567006
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021482 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021482 | Sanofi SAFR_567173901
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021482 | TotalEnergies SEFR_B15C55900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021482 | Wolters Kluwer NVFR_567151907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021482 | Atlas Copco ABFR_BLDBN4902
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021482 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000021482 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000021482 | France
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000021482 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000021482 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000021482 | Australia
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021482 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021482 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021482 | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021482 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021482 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021482 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C000074410 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000074410 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074410 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000074410 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074410 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074410 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074410 | U.S. Treasury BondsFR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074410 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074410 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074410 | U.S. Treasury BondsFR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074410 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000074410 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000074410 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000074410 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000074410 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000074410 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074410 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074410 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000074409 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000074409 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000074409 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000074409 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000074409 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000074409 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000074409 | U.S. Treasury BondsFR_912810UB2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000074409 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000074409 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074409 | U.S. Treasury BondsFR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074409 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000074409 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000074409 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000074409 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000074409 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000074409 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000074409 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000074409 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.10%
C000021505 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021505 | Constellation Software, Inc.FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021505 | GoDaddy, Inc.FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021505 | Intact Financial Corp.FR_45823T957
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021505 | Teleflex, Inc.FR_879369106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021505 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021505 | NXP Semiconductors NVFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021505 | WEX, Inc.FR_96208T104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021505 | W.R. Berkley Corp.FR_084423102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021505 | Revvity, Inc.FR_714046109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021505 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021505 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021505 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000021505 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021506 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021506 | Constellation Software, Inc.FR_21037X951
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021506 | GoDaddy, Inc.FR_380237107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021506 | Intact Financial Corp.FR_45823T957
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021506 | Teleflex, Inc.FR_879369106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021506 | SS&C Technologies Holdings, Inc.FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021506 | NXP Semiconductors NVFR_N6596X109
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021506 | WEX, Inc.FR_96208T104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021506 | W.R. Berkley Corp.FR_084423102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021506 | Revvity, Inc.FR_714046109
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021506 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021506 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021506 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000021506 | AssetWarrants
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021503 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000021503 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021503 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021503 | Transamerica WMC US Growth VP, Initial ClassFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000021503 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021503 | Transamerica Emerging Markets OpportunitiesFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021503 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021503 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000021503 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021503 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021503 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000021503 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000021503 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021503 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021503 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021503 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000021503 | IndustryU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021503 | IndustryInternational Alternative Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021504 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000021504 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021504 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000021504 | Transamerica WMC US Growth VP, Initial ClassFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000021504 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000021504 | Transamerica Emerging Markets OpportunitiesFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021504 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000021504 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000021504 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021504 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021504 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000021504 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	41.60%
C000021504 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021504 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021504 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021504 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000021504 | IndustryU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021504 | IndustryInternational Alternative Fund
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021509 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000021509 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000021509 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000021509 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021509 | Transamerica Emerging Markets OpportunitiesFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021509 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021509 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021509 | Transamerica Aegon High Yield Bond VPFR_89360C571
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021509 | Transamerica Floating RateFR_89355J268
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021509 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021509 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000021509 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021509 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000021509 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021509 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021509 | IndustryU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021510 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C000021510 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000021510 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000021510 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021510 | Transamerica Emerging Markets OpportunitiesFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021510 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021510 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021510 | Transamerica Aegon High Yield Bond VPFR_89360C571
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021510 | Transamerica Floating RateFR_89355J268
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021510 | Transamerica Mid Cap GrowthFR_89355J359
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021510 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	73.60%
C000021510 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000021510 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000021510 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021510 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021510 | IndustryU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021513 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000021513 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021513 | Transamerica WMC US Growth VP, Initial ClassFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000021513 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021513 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021513 | Transamerica Emerging Markets OpportunitiesFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021513 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021513 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021513 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021513 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021513 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000021513 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000021513 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021513 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021513 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021513 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021513 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021513 | IndustryU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021514 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000021514 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000021514 | Transamerica WMC US Growth VP, Initial ClassFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000021514 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000021514 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021514 | Transamerica Emerging Markets OpportunitiesFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021514 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000021514 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021514 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000021514 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021514 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	52.70%
C000021514 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000021514 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021514 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000021514 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021514 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021514 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000021514 | IndustryU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021511 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000021511 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000021511 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021511 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021511 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021511 | Transamerica Emerging Markets OpportunitiesFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021511 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021511 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000021511 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021511 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021511 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000021511 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000021511 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021511 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021511 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021511 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021511 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000021511 | IndustryU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021512 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000021512 | Transamerica JPMorgan Enhanced Index VPFR_89360C662
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000021512 | Transamerica Large Cap ValueFR_893509257
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000021512 | Transamerica WMC US Growth VPFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000021512 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000021512 | Transamerica Emerging Markets OpportunitiesFR_89360T210
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021512 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000021512 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000021512 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021512 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000021512 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C000021512 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000021512 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000021512 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021512 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021512 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021512 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000021512 | IndustryU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021449 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000021449 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021449 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021449 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021449 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021449 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021449 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021449 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021449 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021449 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021449 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000021449 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021450 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000021450 | Exxon Mobil Corp.FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021450 | UnitedHealth Group, Inc.FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021450 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021450 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000021450 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021450 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021450 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021450 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021450 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021450 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000021450 | AssetRepurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000034664 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034664 | Transamerica WMC US Growth VP, Initial ClassFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034664 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000034664 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034664 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000034664 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000034664 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000034664 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000034664 | U.S. Treasury NotesFR_91282CGG0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034664 | Transamerica Unconstrained BondFR_89355J243
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034664 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034664 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000034664 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000034664 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000034664 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034664 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034664 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000034664 | IndustryU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034665 | Transamerica Core BondFR_89354D106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000034665 | Transamerica WMC US Growth VP, Initial ClassFR_89360C332
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034665 | Transamerica International EquityFR_893509216
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C000034665 | Transamerica Long CreditFR_89356M617
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000034665 | Transamerica High Yield BondFR_893961367
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000034665 | Transamerica Aegon Bond VPFR_89360C514
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000034665 | Transamerica International FocusFR_893961649
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000034665 | Transamerica International Small Cap ValueFR_89355J516
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000034665 | U.S. Treasury NotesFR_91282CGG0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034665 | Transamerica Unconstrained BondFR_89355J243
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034665 | IndustryU.S. Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000034665 | IndustryU.S. Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000034665 | IndustryInternational Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000034665 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000034665 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000034665 | IndustryInternational Alternative Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000034665 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000034665 | IndustryU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021443 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021443 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021443 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021443 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021443 | JPMorgan High Yield FundFR_4812C0126
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021443 | U.S. Treasury NotesFR_91282CDG3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021443 | U.S. Treasury NotesFR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021443 | U.S. Treasury NotesFR_91282CET4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021443 | U.S. Treasury NotesFR_91282CKP5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021443 | U.S. Treasury NotesFR_91282CKK6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021443 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021443 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021443 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021443 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021443 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021443 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021443 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000021443 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021443 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021443 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021443 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000021443 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000021443 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021443 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021443 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000021443 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021443 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000021443 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021444 | U.S. Treasury BondsFR_912810TZ1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021444 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021444 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021444 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021444 | JPMorgan High Yield FundFR_4812C0126
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021444 | U.S. Treasury NotesFR_91282CDG3
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021444 | U.S. Treasury NotesFR_91282CDF5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021444 | U.S. Treasury NotesFR_91282CET4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021444 | U.S. Treasury NotesFR_91282CKP5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021444 | U.S. Treasury NotesFR_91282CKK6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021444 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021444 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021444 | France
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021444 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021444 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021444 | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021444 | United States
Holdings [Line Items]
Percent of Net Asset Value	83.00%
C000021444 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021444 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021444 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021444 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000021444 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000021444 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000021444 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021444 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000021444 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000021444 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000021444 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000099470 | Texas Instruments, Inc.FR_882508104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099470 | U.S. Treasury NotesFR_9128286B1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000099470 | U.S. Treasury NotesFR_9128284N7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000099470 | NextEra Energy, Inc.FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000099470 | Morgan StanleyFR_617446448
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099470 | Automatic Data Processing, Inc.FR_053015103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099470 | Honeywell International, Inc.FR_438516106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099470 | Fastenal Co.FR_311900104
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000099470 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000099470 | Medtronic PLCFR_G5960L103
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000099470 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000099470 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000099470 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000099470 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099470 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000099470 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000099470 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099470 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000112680 | U.S. Treasury NotesFR_912828YQ7
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000112680 | U.S. Treasury BillsFR_912797LT2_0.010000_2024-10-15
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000112680 | U.S. Treasury BillsFR_912797JU2_0.010000_2024-08-01
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000112680 | Federal Home Loan BanksFR_3130AFFX0
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000112680 | Federal National Mortgage AssociationFR_3135G03U5
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000112680 | U.S. Treasury Bonds, Principal Only STRIPS Zero CouponFR_912833PC8
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000112680 | International Bank for Reconstruction & DevelopmentFR_459058JX2
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000112680 | Federal National Mortgage AssociationFR_31359MEU3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000112680 | Inter-American Development BankFR_4581X0EH7_4.000000_2028-01-12
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112680 | European Investment BankFR_298785JU1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000112680 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000112680 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000112680 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000112680 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000112680 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000112680 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000021469 | Cloudflare, Inc.FR_18915M107
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021469 | Trade Desk, Inc.FR_88339J105
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021469 | DoorDash, Inc.FR_25809K105
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000021469 | Shopify, Inc.FR_82509L107
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000021469 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000021469 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021469 | Snowflake, Inc.FR_833445109
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021469 | Airbnb, Inc.FR_009066101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021469 | Affirm Holdings, Inc.FR_00827B106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000021469 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021469 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000021469 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000021469 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	93.60%
C000147921 | Transamerica Morgan Stanley Global Allocation VPFR_89360D413
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000147921 | Industry Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000147921 | IndustryRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000147921 | IndustryInternational Mixed Allocation Funds
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000076205 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076205 | China Government BondsFR_ACI25S2D4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076205 | Republic of South Africa Government BondsFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076205 | Brazil Notas do Tesouro NacionalFR_ACI0ZV4S3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076205 | French Republic Government Bonds OAT, 0.00%FR_BK5M1GII7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076205 | China Government BondsFR_ACI1T21Y2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076205 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000076205 | U.S. Treasury NotesFR_91282CBC4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076205 | Bundesrepublik Deutschland BundesanleiheFR_ACI1YMLH7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076205 | Federal National Mortgage AssociationFR_31418EPS3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076205 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076205 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076205 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076205 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076205 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076205 | China
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000076205 | United States
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000076205 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076205 | Republic Of South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076205 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076205 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000076205 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000076205 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076205 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076205 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076205 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000076205 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000076205 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000076206 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076206 | China Government BondsFR_ACI25S2D4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076206 | Republic of South Africa Government BondsFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076206 | Brazil Notas do Tesouro NacionalFR_ACI0ZV4S3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076206 | French Republic Government Bonds OAT, 0.00%FR_BK5M1GII7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076206 | China Government BondsFR_ACI1T21Y2
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000076206 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000076206 | U.S. Treasury NotesFR_91282CBC4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076206 | Bundesrepublik Deutschland BundesanleiheFR_ACI1YMLH7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076206 | Federal National Mortgage AssociationFR_31418EPS3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000076206 | Japan
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000076206 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000076206 | France
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000076206 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000076206 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076206 | China
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000076206 | United States
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000076206 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000076206 | Republic Of South Africa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000076206 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076206 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000076206 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000076206 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000076206 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000076206 | AssetShort-Term U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000076206 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000076206 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000076206 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000197833 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000197833 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000197833 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000197833 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000197833 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000197833 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000197833 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000197833 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000197833 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000197833 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000197833 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000197833 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000197833 | France
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000197833 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000197833 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000197833 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000197833 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000197833 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000197833 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000197833 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000197833 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000197833 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000197833 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000197833 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000182874 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000182874 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000182874 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000182874 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000182874 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000182874 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000182874 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000182874 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000182874 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000182874 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000182874 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000182874 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000182874 | France
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000182874 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000182874 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000182874 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000182874 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000182874 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000182874 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000182874 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000182874 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000182874 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000182874 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000182874 | AssetRights
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000021483 | Uniform Mortgage-Backed Security, TBAFR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021483 | Uniform Mortgage-Backed Security, TBAFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021483 | Uniform Mortgage-Backed Security, TBAFR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021483 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021483 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021483 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021483 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021483 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021483 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021483 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021483 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000021483 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021483 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021483 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021483 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000021483 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021483 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021483 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000021484 | Uniform Mortgage-Backed Security, TBAFR_01F030678
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021484 | Uniform Mortgage-Backed Security, TBAFR_01F022675
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021484 | Uniform Mortgage-Backed Security, TBAFR_01F032674
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021484 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000021484 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000021484 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021484 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021484 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021484 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021484 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021484 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000021484 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021484 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021484 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021484 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000021484 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021484 | AssetCommercial Paper
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000021484 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	60.60%
C000099475 | U.S. Treasury Inflation-Indexed NotesFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000099475 | Bank of America Corp., Fixed until 12/20/2027, CPI-YoY + 1.10%FR_06048WPY0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000099475 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099475 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000099475 | Australia Government BondsFR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099475 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099475 | U.K. Inflation-Linked GiltsFR_ACI016BU2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099475 | French Republic Government Bonds OATFR_BNB7RZII7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099475 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PS1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099475 | New Zealand Government Inflation-Linked BondsFR_ACI02MK69
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099475 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000099475 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000099475 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000099475 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099475 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000099475 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000099476 | U.S. Treasury Inflation-Indexed NotesFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000099476 | Bank of America Corp., Fixed until 12/20/2027, CPI-YoY + 1.10%FR_06048WPY0
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000099476 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810TP3
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000099476 | Japan Government CPI-Linked BondsFR_ACI0LY4R4
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000099476 | Australia Government BondsFR_B3SSHYII1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099476 | U.S. Treasury Inflation-Protected Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099476 | U.K. Inflation-Linked GiltsFR_ACI016BU2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000099476 | French Republic Government Bonds OATFR_BNB7RZII7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099476 | U.S. Treasury Inflation-Protected Indexed BondsFR_912810PS1
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099476 | New Zealand Government Inflation-Linked BondsFR_ACI02MK69
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000099476 | AssetCorporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000099476 | AssetU.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	51.10%
C000099476 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000099476 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000099476 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000099476 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000075538 | Dreyfus Treasury & Agency Cash Management Institutional SharesFR_933ZYPII5_5.185628_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000075538 | BlackRock Liquidity Funds: T-Fund, Institutional SharesFR_981VUCII8_5.192271_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000075538 | UBS Select Treasury Preferred FundFR_90299Z9E5_5.245488_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000075538 | State Street Institutional U.S. Government Money Market FundFR_7839989D1_5.257606_2049-12-31
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000075538 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000075538 | AssetShort-Term Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	72.00%
C000197834 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000197834 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000197834 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000197834 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000197834 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000197834 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000197834 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000197834 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000197834 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000197834 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000197834 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000197834 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000182875 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000182875 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000182875 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000182875 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000182875 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000182875 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000182875 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000182875 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000182875 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000182875 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000182875 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000182875 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000021495 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021495 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021495 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021495 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021495 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021495 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021495 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021495 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021495 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021495 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021495 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021495 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021495 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000021496 | First Citizens BancShares, Inc.FR_31946M103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021496 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021496 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021496 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021496 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021496 | Evergy, Inc.FR_30034W106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000021496 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000021496 | Liberty Broadband Corp.FR_530307305
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000021496 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021496 | Labcorp Holdings, Inc.FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021496 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000021496 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000021496 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.70%
C000021475 | Tenet Healthcare Corp.FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021475 | Weatherford International PLCFR_G48833118
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021475 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021475 | Murphy USA, Inc.FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021475 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021475 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021475 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021475 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021475 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021475 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021475 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021475 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021475 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000021476 | Tenet Healthcare Corp.FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021476 | Weatherford International PLCFR_G48833118
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021476 | Wingstop, Inc.FR_974155103
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021476 | Murphy USA, Inc.FR_626755102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021476 | Curtiss-Wright Corp.FR_231561101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021476 | FTAI Aviation Ltd.FR_G3730V105
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021476 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021476 | FabrinetFR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000021476 | Onto Innovation, Inc.FR_683344105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021476 | Ensign Group, Inc.FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000021476 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000021476 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000021476 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000021501 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021501 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021501 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021501 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021501 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021501 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021501 | Anheuser-Busch InBev SAFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021501 | Unilever PLCFR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021501 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021501 | BP PLCFR_079805909
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021501 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000021501 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000021501 | France
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000021501 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021501 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021501 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021501 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000021501 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021501 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021501 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021501 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021501 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021501 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000021501 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021502 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021502 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021502 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021502 | Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021502 | Hitachi Ltd.FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000021502 | Sumitomo Mitsui Financial Group, Inc.FR_656302908
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000021502 | Anheuser-Busch InBev SAFR_ACI0PX3F9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021502 | Unilever PLCFR_B10RZP905
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000021502 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021502 | BP PLCFR_079805909
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000021502 | Japan
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000021502 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000021502 | France
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000021502 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021502 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000021502 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000021502 | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000021502 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021502 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000021502 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000021502 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000021502 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021502 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000021502 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000021451 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021451 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021451 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021451 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021451 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021451 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021451 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021451 | Tyson Foods, Inc.FR_902494103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021451 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021451 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021451 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021451 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021451 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000021452 | Dominion Energy, Inc.FR_25746U109
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000021452 | NiSource, Inc.FR_65473P105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000021452 | Huntington Ingalls Industries, Inc.FR_446413106
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000021452 | OGE Energy Corp.FR_670837103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000021452 | Bio-Rad Laboratories, Inc.FR_090572207
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000021452 | Kinder Morgan, Inc.FR_49456B101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021452 | Mosaic Co.FR_61945C103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000021452 | Tyson Foods, Inc.FR_902494103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021452 | Baxter International, Inc.FR_071813109
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021452 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000021452 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000021452 | AssetOther Investment Company
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000021452 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000021487 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021487 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021487 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021487 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021487 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021487 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021487 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021487 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021487 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021487 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021487 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021487 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000021488 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000021488 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000021488 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000021488 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000021488 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000021488 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000021488 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000021488 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000021488 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000021488 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000021488 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000021488 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000154895 | American Funds Insurance Series - Asset Allocation FundFR_030372601
Holdings [Line Items]
Percent of Net Asset Value	97.30%
C000154895 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000154895 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	97.30%